Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Increase in contract with customer, asset			$ 952.7		$ 1,121.7
Contract assets, transfer to accounts receivable			814.7		$ 709.8
Performance obligation satisfied in previous period	$ 738.2	$ 619.1	$ 1,946.0	$ 1,571.6